Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2024
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Disclosure of investments in associates and joint ventures

	2024			2023
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted (Group)	14	—	14	22	—	22

	2024			2023
	Associates	Joint ventures	Total	Associates	Joint ventures	Total
	£m	£m	£m	£m	£m	£m
Equity accounted (Parent)	12	—	12	12	—	12

Summarised financial information, equity accounted associates and joint ventures	Summarised financial information for the Barclays Bank Group’s equity accounted associates and joint ventures is set out below. The amounts shown are the Barclays Bank Group’s share of the net income of the investees for the year ended 31 December 2024, with the exception of certain undertakings for which the amounts are based on accounts made up to dates not earlier than three months before the balance sheet date.

	Associates			Joint ventures
	2024	2023	2022	2024	2023	2022
	£m	£m	£m	£m	£m	£m
(Loss)/Profit from continuing operations	—	(4)	3	—	—	—
Other comprehensive income	—	—	—	—	—	—
Total comprehensive (loss)/income from continuing operations	—	(4)	3	—	—	—